Note 4 - Significant Accounting Policies - Property, Plant and Equipment (Details) - Equipment or hardware [member]	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Statement Line Items [Line Items]
Useful life (years) (Year)	3 years
Top of range [member]
Statement Line Items [Line Items]
Useful life (years) (Year)	13 years